Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gross Unrecognized Tax Benefits [Abstract]
Gross unrecognized tax benefits, beginning of period	$ 513,000
Additions based on tax positions related to the current year	3,780	513,000
Reductions based on lapse of statute of limitations	(173,000)
Gross unrecognized tax benefits, end of period	$ 343,780	$ 513,000